RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Benefits Paid (Details) - EBP 017 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Distributions to participants or beneficiaries	$ 5,486,411
Add: Deemed distributions of participant loans at December 31, 2025	6,407
Less: Deemed distributions of participant loans at December 31, 2024	(10,537)
Distributions to participants or beneficiaries per Form 5500	$ 5,482,281